Working capital - Inventories expected to be utilized after more than one year (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 19	$ 29
Maturing inventories	5,885	5,119
Non current inventories	$ 5,904	$ 5,148